PREPAID GOLD INTEREST (Details) $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
PREPAID GOLD INTEREST
Opening Balance	$ 50,103
Gold deliveries	(3,711)
Change in fair value	1,310
Balance at December 31, 2021	47,702
Less: Current portion	7,618
Non-current portion	$ 40,084